Consolidated Balance Sheets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 4,778,039	$ 776,797
Prepaid expenses and other current assets	716,808	31,999
Total current assets	5,494,847	808,796
Property and equipment, net	41,290	7,678
Other assets	46,081
Total assets	5,582,218	816,474
Current liabilities:
Accounts payable	1,940,203	59,267
Accrued liabilities	1,006,452	226,262
Convertible promissory note	5,443,932
Total current liabilities	8,390,587	285,529
Warrant liability	884,500
Obligation to issue common stock	1,457,300
Other long term liabilities	2,462
Total liabilities	$ 10,734,849	$ 285,529
Commitments and contingencies
Stockholders' (deficit) equity:
Convertible preferred stock, $0.0001 par value: 2,694,579 and 1,556,795 shares authorized as of December 31, 2015 and 2014, respectively; 2,609,102 and 1,519,274 shares issued and outstanding as of December 31, 2015 and 2014, respectively; liquidation preference of $22,269,168 and $15,043,608 as of December 31, 2015 and 2014, respectively	$ 22,566,940	$ 15,366,286
Common stock, $0.0001 par value, 5,951,487 and 2,135,533 shares authorized as of December 31, 2015 and 2014, respectively; 273,993 and 193,850 shares issued and outstanding as of December 31, 2015 and 2014, respectively	313	221
Additional paid-in capital	1,551,589	1,113,483
Accumulated deficit	(29,271,473)	(15,949,045)
Total stockholders' (deficit) equity	(5,152,631)	530,945
Total liabilities and stockholders' (deficit) equity	$ 5,582,218	$ 816,474